Note 13 - Stockholders' Equity (deficit) (Tables)	9 Months Ended
Sep. 30, 2016
Tables/Schedules
Schedule of Debt Conversions

The following table reflects the amounts of principal converted, and the corresponding number of shares issued, in connection with outstanding convertible promissory notes during the quarter ended September 30, 2016:

			Shares	Amount Converted
Date	Note Holder	Price	Issued	Principal	Interest

04/29/16	Blackbridge Capital	$1.38	16,667	$25,000.00	$ -
05/03/16	EMA Financial LLC	1.50	3,500	5,250.00	-
05/19/16	Blackbridge Capital, LLC	0.02	6,061	(1)	-
05/27/16	Blackbridge Capital, LLC	0.02	102,273	(1)	-
05/27/16	EMA Financial LLC	0.12	50,000	5,500.00	-
06/03/16	Black Forest Capital. LLC	0.20	50,000	10,000.00	-
06/06/16	Auctus Fund, LLC	0.22	54,703	9,592.30	2,442
06/08/16	Blackbridge Capital, LLC	0.08	100,000	10,000.00	-
06/08/16	EMA Financial LLC	0.06	63,630	3,744.63	-
06/09/16	EMA Financial LLC	0.04	74,330	2,861.69	-
06/09/16	Tangiers Investment Group, LLC	0.08	135,065	10,400.00	-
06/10/16	Auctus Fund	0.08	53,370	4,011.67	98
06/10/16	Black Forest Capital. LLC	0.06	71,429	5,000.00	-
06/10/16	Blackbridge Capital, LLC	0.06	142,857	10,000.00	-
06/13/16	EMA Financial LLC	0.02	100,331	2,207.27	-
06/14/16	Blackbridge Capital, LLC	0.02	81,818	(2)	-
06/14/16	Tangiers Investment Group, LLC	0.06	184,298	11,150.00	-
06/15/16	Black Forest Capital. LLC	0.06	90,909	5,000.00	-
06/16/16	Tangiers Investment Group, LLC	0.04	55,632	2,509.00	-
06/17/16	Black Forest Capital. LLC	0.04	122,500	5,022.50	-
06/17/16	Blackbridge Capital, LLC	0.02	101,045	(3)	-
06/20/16	Adar Bays LLC	0.04	107,692	4,415.39	-
06/20/16	Blackbridge Capital, LLC	0.02	62,084	(2)	-
06/21/16	Black Forest Capital. LLC	0.04	122,500	5,022.50	-
06/22/16	Black Forest Capital. LLC	0.04	135,000	5,535.00	-
06/27/16	Blackbridge Capital, LLC	0.04	12,195	500.00	-
07/08/16	Adar Bays LLC	0.04	75,000	3,075.00	-
07/15/16	Kodiak Capital Group LLC	0.02	158,183	3,717.00	-
			2,333,072	$149,513.95	$2,540

_______________

(1) Additional shares issued for the April 29, 2016, conversion.

(2) Additional shares issued for the June 8, 2016, conversion.

(3) Additional shares issued for the June 10, 2016, conversion.